RIGHT-OF-USE ASSETS AND LEASES - Other Lease Disclosures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RIGHT-OF-USE ASSETS AND LEASES
Short-term lease expense	$ 143	$ 181
Variable lease expense	35	39
Leases with residual value guarantees	0	0
Cash outflow for leases	$ 486	$ 501